Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net earnings attributable to shareholders of Fairfax	$ 376.0	$ 1,740.6
Preferred share dividends	(45.1)	(44.6)
Net earnings attributable to common shareholders – basic and diluted	$ 330.9	$ 1,696.0
Weighted average common shares outstanding – basic (in shares)	27,505,896	25,411,246
Share-based payment awards (in shares)	890,985	689,571
Weighted average common shares outstanding – diluted (in shares)	28,396,881	26,100,817
Net earnings per common share – basic (in dollars per share)	$ 12.03	$ 66.74
Net earnings per common share – diluted (in dollars per share)	$ 11.65	$ 64.98